Acquisition of Subsidiaries under Common Control (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Acquisition of Subsidiaries Under Common Control (Textual)
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 1,000,000
Loans receivable	$ 4,400,000
Description of business combination	Guardforce AI Holding Limited and Guardforce AI Robots Limited acquired 100% of equity interest in subsidiaries from Tu Jingyi, the controlling shareholder who owns 59% of the Company, for $1,000,000. The subsidiaries acquired were previously purchased by Tu Jingyi for $1,000,000 from companies that he was a controlling shareholder.
Description of capital contribution	Amounts outstanding for loans receivable from entities not included in the reorganization of $4.4 million have been reflected as a capital distribution to the controlling shareholder when the collectability of these amounts could not be determined. Accordingly, $4,004,574 was reflected as a capital distribution in 2017. Collections, of any, in the future will be recognized on a cash basis and will be reflected as additional capital contribution when received.